Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information

19.    Segment Information

Disclosure requirements about segments of an enterprise establish standards for reporting information regarding operating segments in annual financial statements. These requirements include presenting selected information for each segment. Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding how to allocate resources and assess performance. The Company’s chief decision-maker is its chief executive officer. The Company and its chief decision-maker view the Company’s operations and manage its business as one operating segment.

The following presents the revenue by geographic region:

	2022	2021
United States	$37,412,270	$9,188,396
Canada	502,221	130,009
Other	1,469,793	147,958
	$39,384,284	$9,466,363

The Company tracks assets by physical location. Long-lived assets consists of capital assets, net, and are shown below:

	2022	2021
United States	$8,401,351	$927,322
Canada	442,881	359,527
	$8,844,232	$1,286,849